CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Issued capital gross [member]	Issuance cost [member]	Issued capital [member]	Capital reserve, Capital Transactions and Treasury shares [member]	Cumulative translation adjustment [member]	Cash flow hedge - highly probable future exports [member]	Actuarial gains (losses) on defined benefit pension plans [member]	Other comprehensive income (loss) and deemed cost [member]	Accumulated other comprehensive income (deficit) and deemed cost [member]	Legal [member]	Statutory [member]	Tax incentives [member]	Profit retention [member]	Additional dividends proposed [member]	Profit Reserves [member]	Retained earnings [member]	Equity attributable to shareholders of Petrobras [member]	Non-controlling interests [member]	Total
Balance at beginning at Dec. 31, 2017	$ 107,380	$ (279)	$ 107,101	$ 1,067	$ (61,043)	$ (9,573)	$ (10,015)	$ (811)	$ (81,442)	$ 7,919	$ 2,182	$ 720	$ 42,235		$ 53,056	$ (222)	$ 79,560	$ 1,685	$ 81,245
Statement Line Items [Line Items]
Realization of deemed cost								(4)								4
Treasury shares				(2)													(2)		(2)
Capital transactions				2													2	115	117
Net income																7,173	7,173	241	7,414
Other comprehensive income (loss)					(6,273)	(3,719)	(3,209)	(138)									(13,339)	(176)	(13,515)
Appropriations:
Transfer to reserves										338	270	203	4,294			(5,105)
Dividends																(1,850)	(1,850)	(234)	(2,084)
Balance at ending at Dec. 31, 2018	107,380	(279)	107,101	1,067	(67,316)	(13,292)	(13,224)	(953)	(94,785)	8,257	2,452	923	46,529		58,161		71,544	1,631	73,175
Statement Line Items [Line Items]
Realization of deemed cost								(2)								2
Treasury shares
Capital transactions				(3)													(3)	(658)	(661)
Net income																10,151	10,151	212	10,363
Other comprehensive income (loss)					(1,405)	(248)	(4,098)	69									(5,682)	(26)	(5,708)
Appropriations:
Transfer to reserves										488	250	179	6,549			(7,466)
Dividends																(2,687)	(2,687)	(267)	(2,954)
Balance at ending at Dec. 31, 2019	107,380	(279)	107,101	1,064	(68,721)	(13,540)	(17,322)	(886)	(100,469)	8,745	2,702	1,102	53,078		65,627		73,323	892	74,215
Statement Line Items [Line Items]
Realization of deemed cost																		(13)	(13)
Treasury shares								2								(2)
Capital transactions																		(81)	(81)
Net income																1,141	1,141	(193)	948
Other comprehensive income (loss)					(5,215)	(11,050)	2,288	(290)									(14,267)	4	(14,263)
Appropriations:
Transfer to reserves										68	198		(226)			(40)
Dividends													(878)	1,128		(1,099)	(849)	(81)	(930)
Balance at ending at Dec. 31, 2020	$ 107,380	$ (279)	$ 107,101	$ 1,064	$ (73,936)	$ (24,590)	$ (15,034)	$ (1,174)	$ (114,734)	$ 8,813	$ 2,900	$ 1,102	$ 51,974	$ 1,128	$ 65,917		$ 59,348	$ 528	$ 59,876